New Zealand gas sale proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas Assets [Abstract]
New Zealand gas sale net proceeds	$ 39,117	$ 102,969